SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares	Nov. 02, 2020 $ / shares	Sep. 02, 2020 $ / shares
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 0.02 par value, Authorized	150,000,000	150,000,000
Ordinary shares of NIS 0.02 par value, Issued and Outstanding	41,260,439	41,170,168
Ordinary shares par value | (per share)	₪ 0.02	₪ 0.02	$ 2.5	$ 1.7